Note 3 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, plant, and equipment, gross	$ 104	$ 40
Less: accumulated depreciation	(24)	(6)
Property and equipment, net	80	34
Office Equipment [Member]
Property, plant, and equipment, gross	17	2
Laboratory Equipment [Member]
Property, plant, and equipment, gross	49
Furniture and Fixtures [Member]
Property, plant, and equipment, gross	2	1
Automobiles [Member]
Property, plant, and equipment, gross	23	24
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 13	$ 13